Commitments and Contingencies - Schedule of Lease (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$ 18,500	$ 27,535	$ 81,650	$ 125,076
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$ 169,743	$ 127,486	$ 127,486